NOTE PAYABLE-RELATED PARTY	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
NOTE PAYABLE-RELATED PARTY

NOTE 8 – NOTE PAYABLE-RELATED PARTY

On March 7, 2024, the Company issued a promissory note for $500,000 to a significant shareholder/investor due March 7, 2026. The promissory note is unsecured and bears interest of twelve percent (12%) per annum, payable at maturity. The Company may prepay all or any portion of the promissory note at any time without penalty.